RISK MANAGEMENT POLICIES	12 Months Ended
Dec. 31, 2022
RISK MANAGEMENT POLICIES
RISK MANAGEMENT POLICIES

26.    RISK MANAGEMENT POLICIES

Financial risk factors

Credit risk

The Integral Risk Committee approves credit risk strategies and policies submitted in accordance with recommendations provided by the Integral Risk Corporate Department, the Credit Corporate Department and commercial sectors and in compliance with regulations set by the Argentine Central Bank. The credit strategy and policy is aimed at the development of commercial opportunities within the framework and conditions of Grupo Supervielle´s business plan, while keeping suitable caution levels in face of the risk.

Policies and procedures enable the definition of accurate aspects aimed at the deployment of Grupo Supervielle´s Strategy related to the administration of credit risk; among them, Grupo Supervielle´s criteria to grant loans, credit benefits and powers, types of products and the way in which the structure is organized, among other aspects. Likewise, Grupo Supervielle relies on an integral risk policy where aspects related to general key risk governance as well as specific manuals and procedures that include, among others, all relevant regulations issued by the Argentine Central Bank.

Grupo Supervielle´s credit risk management policies are applied to corporate and individuals. To such ends, a customer segmentation has been defined for Corporate Banking and Personal and Business Banking.

Grupo Supervielle focuses on supporting companies belonging to sectors with potential, and successful in their activity. Within the range of credit products offered for the business segment, Grupo Supervielle aims to develop and lead the factoring and leasing market, as well as to be a benchmark in foreign trade.

Within Corporate Banking, we seek a solid proposal for medium and large companies' market, seeking to maintain proximity with clients through service centers, agreements with clients throughout their value chain, and providing agile responses through existing credit processes.

Regarding Personal and Business Banking, in addition to payroll and senior citizens segments, special focus is placed on Entrepreneurs and SMEs, SMEs as well as the Banks´s Identité segment.

The area of Capital Markets and Structuring targets the trust business segment; placement of assets in the capital market through financial trusts and debt securities, own and of third parties; and for its part, the area of Treasury and Finance has the Trading Desk within its scope. Among traded products are: interbank call, REPO transactions, corporate call, securities from public sector and monetary policy instruments of the Central Bank, acquisition of consumer portfolios, third-party financial trusts, negotiation of financial derivatives (futures, rate swaps, etc.), among others.

Grupo Supervielle is willing to carry out a strategy that enables it to address its contractual commitments, both under normal market conditions and adverse situations.

Therefore, Grupo Supervielle relies on scoring and rating models to estimate probability of default (PD) for the different client portfolios. As for risk appetite framework, Grupo Supervielle relies on cut-offs for each risk-based segment that express the maximum risk to be assumed in terms of probability of default.

In addition to PD parameters, Grupo Supervielle relies on estimates of exposure at default (EAD)  and loss given default (LGD) parameters with the purpose of estimating Group’s allowance for loan losses and the necessary economic capital to face unexpected losses that may arise due to credit risk.

Grupo Supervielle is aimed at keeping a diversified and atomized portfolio, in order to minimize risk concentration. To such ends, loan origination and client portfolio profiles are adjusted to each different circumstance. To this end, the entity has an indicators dashboard linked to the appetite for credit and concentration risk. The evolution of the NPL, Coverage and Cost of Risk indicators is monitored in relation to target limits established according to risk appetite and the strategy determined in the entity's business plan. Likewise, there is a portfolio limits scheme that measures balance concentration by debtor or economic group, the concentration of the main debtors, concentration by value chain, economic activities, portfolio by risk level based on the facility risk rating. and the exposure in foreign currency both at a total level and by product type.

Credit Risk Measurement Models

Grupo Supervielle relies on models aimed at estimating the distribution of potential credit losses in its credit portfolio, which depend on defaults by the counterparties (PD – Probability of Default), as well as the assumed exposure to such defaults (EAD –Exposure At Default) and the recoveries of each defaulted loan (LGD – Loss Given Default).

Based on this, systems were developed at Grupo Supervielle that calculate statistical forecasts, economic capital and Risk-Adjusted Return (RAROC) models in order to optimize management and decision-making.

Grupo Supervielle has deepened its work on the expected loss methodologies under IFRS 9, focusing on methodological improvements in the estimation of parameters (PD, EAD and LGD), aligning the definition of the parameters to the credit process. The forward looking model has been redesigned with the inclusion of a greater number of variables and openings, performing a periodic review of it in order to keep the expected loss model aligned with the macroeconomic vision.

Calculation of statistical forecasts

Based on the results of the PD (probability of default), EAD (exposure at default) and LGD (loss given default) estimates, the associated statistical forecast is calculated.

The exercises for the estimation of statistical forecasts are studies that aim to analyze the Group's own portfolio information in order to estimate, in global terms, the average value of the loss distribution function for an annual time horizon in healthy operations, and for the entire life of credits in those operations that are considered impaired (provisions for expected loss).

Economic Capital Calculation

The economic capital for credit risk is the difference between the portfolio’s value at risk (according to the confidence level for individuals of 99.9% and for companies of 99%) and the expected credit losses.

Grupo Supervielle relies on economic capital models for credit risk (one for individuals and another for companies). Such quantitative models include the exacerbation of capital by concentration risk and Securitization Risk. In the economic capital calculation models a one year holding period is used, except from factoring exposures where a six month holding period is used.

Counterparty Risk Management

Grupo Supervielle relies on a Counterparty’s Risk Map approved by the Credit Committee where the following limits are defined for each counterparty according to Grupo Supervielle’s risk appetite: credit exposure and settlement limits, foreign exchange settlement risk, securities settlement risk and Repo transactions settlement risk, among other.

Regarding the economic capital for the counterparty’s risk, it is included in the Economic Capital Quantitative Model for Credit Risk.

Loans written off

Those credits classified as unrecoverable are eliminated from assets, recognizing them in off-balance sheet accounts. Their balance as of December 31, 2022 and 2021 amounts to 12,639,953 and 14,815,066 respectively.

Maximum Credit Risk Exposure

The following table contains an analysis of the maximum credit risk exposure:

	December 31, 2022
	ECL Staging
	Stage 1	Stage 2	Stage 3
Loan Type	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Promissory Notes	34,148,294	338,608	134,129	34,621,031
Unsecured Corporate Loans	39,685,295	350,203	1,325,496	41,360,994
Overdrafts	18,834,132	256,209	173,411	19,263,752
Mortgage Loans	22,370,809	2,004,852	709,661	25,085,322
Automobile and other secured loans	6,272,346	1,266,879	405,197	7,944,422
Personal Loans	29,555,460	6,148,950	2,583,516	38,287,926
Retail	29,555,460	6,148,950	2,583,516	38,287,926
Consumer Finance	—	—	—	—
Credit Card Loans	100,611,395	9,616,296	2,354,959	112,582,650
Retail	100,611,395	9,616,296	2,354,959	112,582,650
Consumer Finance	—	—	—	—
Receivables from Financial Leases	10,750,341	202,858	38,715	10,991,914
Foreign Trade Loans	12,897,902	1,849,831	1,480,395	16,228,128
Other Financings	13,094,711	162,372	66,393	13,323,476
Other Receivables from Financial Transactions	2,410,136	90,951	97,912	2,598,999
Total	290,630,821	22,288,009	9,369,784	322,288,614

	December 31, 2021
	ECL Staging
	Stage 1	Stage 2	Stage 3
Loan Type	12-month ECL	Lifetime ECL	Lifetime ECL	Total
Promissory Notes	72,323,806	1,309,431	337,670	73,970,907
Unsecured Corporate Loans	21,969,956	842,893	2,606,341	25,419,190
Overdrafts	25,885,935	545,292	228,014	26,659,241
Mortgage Loans	27,924,802	2,360,621	624,903	30,910,326
Automobile and other secured loans	6,309,306	793,917	529,645	7,632,868
Personal Loans	48,402,450	7,542,402	5,001,142	60,945,994
Retail	40,015,365	6,519,568	1,625,713	48,160,646
Consumer Finance	8,387,085	1,022,834	3,375,429	12,785,348
Credit Card Loans	118,056,758	8,296,881	2,782,582	129,136,221
Retail	98,621,271	7,336,223	742,201	106,699,695
Consumer Finance	19,435,487	960,658	2,040,381	22,436,526
Receivables from Financial Leases	11,323,930	801,549	89,728	12,215,207
Foreign Trade Loans	19,206,386	4,278,282	3,306,523	26,791,191
Other Financings	8,283,198	481,468	161,917	8,926,583
Other Receivables from Financial Transactions	5,959,301	78,529	220,716	6,258,546
Total	365,645,828	27,331,265	15,889,181	408,866,274

Financial Instruments to which the impairment requirements in IFRS 9 are not applied

Financial assets measured at fair value through profit or loss are not subject to impairment The maximum exposure to credit risk is the corresponding fair value.

Market risk

Group defines Market Risk as the risk resulting from deviations in the trading portfolio value as a result of market fluctuations during the period required for the settlement of portfolio positions.

The Risk Department’s measurement, control and follow-up perimeter covers those operations where certain loss risk in Grupo Supervielle ´s shareholders equity value is assumed, as a result of changes in market factors. Such risk results from the variation in risk factors under evaluation (interest rate, exchange rate, market price of equity instruments and options), as well as liquidity risk in the different products and markets where Grupo Supervielle operates.

According to its business strategy, Banco Supervielle is the component of Grupo Supervielle with the greatest exposure to this risk. That is why market risk controls present a greater level of detail and emphasis on Banco Supervielle's trading portfolio.

With the purpose of measuring the risk of positions homogeneously and therefore, setting a limit and threshold structure to support management and control schemes, Banco Supervielle uses the VaR model (Value at Risk), which defines the maximum expected loss to be recorded in a financial asset portfolio in normal market conditions, within a certain period of time and at a pre-established confidence level. Indicators obtained from this enable Grupo Supervielle to identify a potential market risk and take preventive measures.

Market risk management is focused on the trading portfolio managed by the Trading desk, although there is also a broader control including managed positions with liquidity management objectives. For this reason, in terms of the broader trading portfolio, the controls are limited to the exposure to the assumed risk, measured using the VaR methodology, in relation to the regulatory capital (RC). In addition, a control is carried out on the VaR by group of assets, thus limiting the risk that the Entity can assume in each group of assets considered in isolation. The objective is to incorporate an element of alert to credit events or break in the correlations between groups of assets, events that may escape the consideration of a diversified VaR. Based on the falls observed in the sovereign debt market at the beginning of June and the consequent increase in price volatility, the Entity implemented more frequent monitoring and review of the already existing indicators of exposure to the National Treasury.

The controls over the Trading desk are more exhaustive. Approved strategies and policies are reflected in what is known internally as a unified Risk Map document, where detailed operations enabled by the Trading desk can be explained in detail. In the same document the entire framework of controls that translate the risk appetite with which the Entity is willing to operate is exposed. In this way, limitations are established on the open position in certain financial instruments, VaR limit on the diversified portfolio, maximum allowable loss amount before executing the stop loss policy and conditions that could lead to the execution of a stop strategy gain. The entire control scheme is complemented by action plans that must be implemented once a violation occurs within the limits established therein.

The exposure to Grupo Supervielle's exchange rate risk at the end of the year by currency type is detailed below:

	Balances as of 12/31/2022				Balances as of 12/31/2021
	Monetary	Monetary			Monetary	Monetary
	Financial	Financial		Net	Financial	Financial		Net
Currency	Assets	Liabilities	Derivatives	Position	Assets	Liabilities	Derivatives	Position
US Dollar	67,887,912	60,791,253	55,699	7,152,358	80,251,834	70,947,953	14,350	9,318,231
Euro	1,432,907	1,098,753	—	334,154	1,798,095	1,666,068	—	132,027
Others	478,272	11,892	—	466,380	610,183	15,426	—	594,757
Total	69,799,091	61,901,898	55,699	7,952,892	82,660,112	72,629,447	14,350	10,045,015

Financial assets and liabilities are presented net of derivatives, which are disclosed separately. Derivative balances are shown at their Fair Value at the closing price of the respective currency.

The table above includes only Monetary Assets and Liabilities, since investments in equity instruments and non-monetary instruments does not generate foreign exchange risk exposure.

A sensitivity analysis was performed considering reasonably possible changes in foreign exchange rates in relation to Grupo Supervielle’s functional currency. The percentage of variation used in this analysis is the same Grupo Supervielle used in its Business Plan and Projections.

		12/31/2022			12/31/2021
Currency	Variation	P/L	Equity	Variation	P/L	Equity
US Dollar	85.70%	6,132,508	6,132,508	52.50%	4,888,105	4,888,105
	(85.70)%	(6,132,508)	(6,132,508)	(52.50)%	(4,888,105)	(4,888,105)
Euro	85.70%	286,507	286,507	52.50%	69,259	69,259
	(85.70)%	(286,507)	(286,507)	(52.50)%	(69,259)	(69,259)
Other	85.70%	399,880	399,880	52.50%	311,994	311,994
	(85.70)%	(399,880)	(399,880)	(52.50)%	(311,994)	(311,994)
Total	85.70%	6,818,895	6,818,895	52.50%	5,269,358	5,269,358
	(85.70)%	(6,818,895)	(6,818,895)	(52.50)%	(5,269,358)	(5,269,358)

Sensitivity Analysis

Banco Supervielle also has a methodology for carrying out individual stress tests of market risks. These tests are performed on a daily basis, in conjunction with the calculation of the parametric VaR. The Stressed VaR indicator makes it possible to determine the risk that Grupo Supervielle would be assuming with the current composition of the trading portfolio, in the event of a repetition of the stress conditions that occurred in a given historical period.

When using a diversified VaR methodology, it is important to provide information related to the contribution that each asset in the portfolio makes to the aggregate VaR measurement, and fundamentally if this asset generates risk diversification or not. That is why, within the variables included in the daily report, the VaR component of each asset is included, thus allowing a sensitivity analysis on the impact of each asset on the total risk.

With the aim of improving the assumed risk analysis through the use of alternative measurement metrics, Grupo Supervielle recognizes the change in market conditions on exposure to risk through an adjustment to the volatilities used in the VaR calculation. According to the methodology used, the returns of assets registered in more recent dates have a greater incidence in the calculation of volatilities. In parallel, the Entity performs a measurement and monitoring of the assumed risk through the application of an expected shortfall methodology, analyzing the universe of unexpected losses located in the distribution queue beyond the critical point indicated by VaR.

Economic capital calculation

Banco Supervielle adopts the diversified Parametric VaR methodology for the calculation of market risk economic capital, both at a consolidated and individual level. It should be noted that in the case of  IUDÚ, according to the provisions established by the Argentine Central Bank, its Board of Directors has chosen to quantify its needs for economic capital by applying a simplified methodology. According to this methodology, the aggregate economic capital arises from the following expression:

EC = (1,05 x MC) + max [0; ΔEVE – 15 % x bS)]

Where, EC: economic capital according to profile’s risk (ICAAP).

MC: Minimum capital requirement in accordance with Argentine Central Bank regulations.

ΔEVE (Economic Value): measure of interest rate risk calculated according to the Standardized Framework

bS (Basic Shareholders’ equity) : Tier 1 capital.

Interest Rate Risk

Interest Rate Risk is the risk derived from the likelihood that changes in Grupo Supervielle’s financial condition occur as a result of market interest rate fluctuations, having effect on its financial income and economic value. The following are such risk factors:

✓	Different terms maturity and interest rate re-adjustment dates for assets, liabilities and off balance sheet items.
✓	Forecast, evolution and volatility of local interest rates and foreign interest rates.
✓	The basis risk that results from the unsuitable correlation in the adjustment of assets and liabilities interest rates for instruments that contain similar revaluation features;
✓	The implicit options in certain assets, liabilities and off-balance sheet items of Grupo Supervielle.

Grupo Supervielle’s interest rate risk management model, includes the analysis of interest rates gaps. Such analysis enables the basic explanation of the financial statement structure as well as the detection of interest rate risk concentration along the different terms. Special attention focuses on the accumulated gap during the first 90 days, as it is the holding period used when evaluating exposure to interest rate risk in each of the entities and due to its relevance when evaluating actions that may modify the structural balance positioning.

The interest rate risk management is aimed at keeping Grupo Supervielle’s exposure within those levels of risk appetite profile validated by the Board of Directors upon changes in the market interest rates.

To such ends, the interest rate risk management relies on the monitoring of two metrics:

✓	MVE – VaR Approach: measures the difference between the economic values estimated given the interest rate market curve and said value estimated given the interest rate curve resulting from the simulation of different stress scenarios. Grupo Supervielle uses this approach to calculate the economic capital for this risk.
✓	NIM – EaR Approach: measures changes in expected accruals over a certain period of time (12 months) upon an interest rate curve shift resulting from a different stress situation simulation practices.

With the publication of Communication "A" 6397, the Argentine Central Bank presented the applicable guidelines for the treatment of interest rate risk in the investment portfolio. The regulation makes a distinction between the impact of fluctuations in interest rate levels on the underlying value of the entity's assets, liabilities and off-balance sheet items (economic value or MVE), and the alterations that such movements in the interest rate may have on sensitive income and expenses, affecting net interest income (NII). This same criterion had already been adopted by Banco Supervielle, so that the new regulations implied a readaptation of the management model to the suggested measurement methodology, maintaining some criteria and incorporating others.

As established by the regulator, both Banco Supervielle and IUDÚ Compañia Financiera must use the Standardized Framework described in point 5.4. of the Communication "A" 6397 for the measurement of the impact on the economic value of the entities (ΔEVE) of six proposed disturbance scenarios. These scenarios include parallel movements in the curves of market interest rates upwards or downwards, flattening or steepening of the slope of these curves, as well as an increase or decrease in short-term interest rates. A base curve of market interest rates is considered for each of the significant currencies in the financial statement of each entity. According to the applicable regulation, Banco Supervielle has to use an internal measurement system (SIM) for measurement based on results (ΔNIM). This requirement is not applicable to IUDÚ Compañía Financiera. It is important to highlight that Banco Supervielle, which has not been qualified by the Argentine Central Bank as having a local systemic importance (D-SIB), is not legally bound to have its own internal measurement system (SIM) for the measurement based on economic value (ΔEVE).

Beyond the regulatory provisions, it is important to note that both Banco Supervielle and IUDU Compañia Financiera have been working with internal measurement systems (SIM) to measure the impact of rate fluctuations, both on economic value (ΔEVE) and on results (ΔNIM). The development of these systems included the definition of assumptions for the determination of the maturity flow of different lines of assets and liabilities without defined maturity or with implicit or explicit options of behavior.

Following good practices in risk management and with the aim of ensuring the reasonableness of fit of the internal models used, a backtesting methodology was developed applicable to the results obtained with the interest rate risk measurement tool (approach MVE-VaR). Specifically, an evaluation of the discount rates projected in the critical scenario is carried out.

Improvements were made to the dynamic rate GAP measurement tool, allowing various sensitivity exercises to be carried out in a year characterized by a changing context and numerous regulations that altered financial margins.

Economic Capital Calculation

As a first step to calculate economic capital, Banco Supervielle calculates its exposure to interest rate risk from the MVE-EaR (economic value) approach of its internal measurement system (SIM), using a holding period of three months (90 days) and a confidence level of 99%. This quantitative model includes the exacerbation of capital by securitization risk. The result obtained is compared with the worst result of the alterations proposed in the six scenarios proposed by the Standardized Framework, with the resulting economic capital being the worst of both measurements (SIM and Standardized Framework).

In the case of IUDÚ Compañía Financiera, as mentioned above, the Entity's Board of Directors has chosen to quantify its needs for economic capital by applying a simplified methodology. With regard to interest rate risk, Grupo Supervielle measures the impact of fluctuations in market interest rates on the economic value based on the application of the Standardized Framework. In the event that the worst ΔEVE of the six scenarios proposed by the regulation exceeds 15% of the basic net worth (capital level one) of the Entity, the sum of the economic capital calculated according to the simplified methodology would be increased by said excess.

The exposure to interest rate risk is detailed in the table below. It presents the residual values and average rate of the assets and liabilities, categorized by date of renegotiation of interest or expiration date, the lowest.

	Term in days
Assets and Liabilities	Up to 30	From 30 to 90	from 90 to 180	from 180 to 365	More than 365	Total
To 12/31/2022
Total Financial Assets	391,057,404	50,449,192	36,598,283	14,101,774	149,605,751	641,812,404
Total Financial Liabilities	(294,395,625)	(46,241,210)	(34,316,868)	(357,570)	(165,494,258)	(540,805,531)
Net Amount	96,661,779	4,207,982	2,281,415	13,744,204	(15,888,507)	101,006,873

	Term in days
Assets and Liabilities	Up to 30	From 30 to 90	from 90 to 180	from 180 to 365	More than 365	Total
To 12/31/2021
Total Financial Assets	327,118,076	76,493,228	69,505,067	45,484,824	180,349,681	698,950,876
Total Financial Liabilities	(332,718,871)	(83,515,461)	(15,815,948)	(1,092,601)	(205,378,261)	(638,521,142)
Net Amount	(5,600,795)	(7,022,233)	53,689,119	44,392,223	(25,028,580)	60,429,734

The table below shows the sensitivity to a reasonably possible additional variation in interest rates for the next year, taking into account the composition as of December 31, 2022. Variations in rates were determined considering the scenarios set by Communication "A" 6397 for the calculation of the Interest Rate Risk in the Investment Portfolio. The parameters taken as a base and or budgeted by the Bank for fiscal years 2022 and 2021 and the changes are considered reasonable possible based on the observation of market conditions:

	12/31/2022		12/31/2021
		Increase / (decrease)		Increase / (decrease)
	Additional variation in	in the income	Additional variation in	in the income
Items	the interest rate	statement	the interest rate	statement
Decrease in the interest rate	4% ARS; 2% USD	147,263	4% ARS; 2% USD	508,225
Increase in the interest rate	4% ARS; 2% USD	198,390	4% ARS; 2% USD	(506,680)

Liquidity Risk

Grupo Supervielle defines Liquidity Risk as the risk of assuming additional financing expenses upon unexpected liquidity needs. Such risk results from the difference of sizes and maturities between Grupo Supervielle’s assets and liabilities. Such risks involve the following:

✓	Funding Liquidity Risk means the risk to obtain funds at normal market cost when needed, based on the market’s perception of Grupo Supervielle.
✓	Market Liquidity Risk means the risk resulting from Grupo Supervielle’s incapacity to offset an asset position at market price, as a consequence of the following two key factors:
●	Assets are not liquid enough,
●	Changes in the markets where those assets are traded.

Liquidity and concentration indicators of funding sources are used to determine the tolerance to this risk, starting from the most restrictive definitions to the most comprehensive ones.

The following are the main core metrics used for liquidity risk management:

✓	LCR (Liquidity Coverage Ratio): measures the relation between high quality liquid assets and total net cash outflows over a 30-day period. Grupo Supervielle estimates this indicator on a daily basis, having met exceeded the year the minimum value established by law, as well as that established internally based on their risk appetite.
✓	Net Stable Funding Ratio (NSFR): measures the ability of Grupo Supervielle to fund its activities with sufficiently stable sources to mitigate the risk of future stress situations arising from its funding. Grupo Supervielle calculates this indicator on a daily basis, having complied with the minimum value required by the regulator and that that established internally based on its risk appetite.
✓	Coverage of Remunerated Accounts and Pre-Payable Term Deposits: this indicator is aimed to reduce funding dependence of unstable sources in non-liquid scenarios.

In addition, the Assets and Liabilities Committee performs a daily monitoring of some follow-up metrics. Such indicators are used to analyze the main components of LCR while assessing Grupo Supervielle’s liquidity condition and warning upon trend changes that may affect the guidelines set by the risk appetite policy. Additionally, within these monitoring indicators, Committee assess for the availability of liquid assets to respond to an eventual withdrawal of more volatile deposits, such us remunerated current accounts and deposits of the public sector in foreign currency.

During 2022, strong growth was observed in interest-bearing current accounts, especially from institutional clients. The funds thus raised were applied to the acquisition of LELIQ or the arrangement of Repo Transactions with the BCRA, thus trying to minimize the mismatch of terms. Controls were implemented so that this exposure to the BCRA is maintained at reasonable levels measured against total assets, the entity's equity and in terms of market share.

Liquidity in dollars remained at high levels, above 70% throughout the year.

Economic capital calculation

Grupo Supervielle relies on the following elements that ensure the suitable management of this type of risk:

✓	Broad liquidity indicators dashboard, to monitor liquidity levels. Each indicator relies on its relevant threshold and limit, which are monitored on a daily basis by the Risk Area (sending due warnings upon violation cases), on a byweekly basis by the Assets and Liabilities Committee (ALCO) and on a monthly basis by the Integral Risk Committee. Likewise, a weekly report is drawn up and sent to members of the Integral Risk Committee, ALCO and the Board.
✓	Indicators that measure the concentration of funding sources, establishing Grupo Supervielle’s risk appetite.
✓	Development and monitoring of new liquidity coverage and leverage indicators set by the Argentine Central Bank in compliance with Basel III route map.
✓	Different liquidity risk follow-up tools have been added, including a disaggregate assessment of contractual term mismatches and funding concentration reports, by counterparty, product and significant currency. The accuracy of the information required for such reports contributed to the improvement of our Risk Management Information System (MIS).
✓	The liquidity coverage ratio is used to assess Grupo Supervielle’s capacity to meet liquidity needs over a 30-day period within a stress scenario described by the Argentine Central Bank. The follow-up of this indicator is carried out on a daily basis, keeping Grupo Supervielle’s liquidity director and officials updated on its evolution.
✓	Permanent monitoring of limit and threshold compliance in virtue of the NSFR.
✓	Individual stress tests, carried out on a daily basis upon an eventual critical scenario of a sudden withdrawal of deposits and its impact on the minimum cash position and LCR.
✓	Intraday liquidity monitoring tools as indicated above.
✓	Regarding contingency plans, Grupo Supervielle follows a policy that ensures the application of its guidelines in stress tests, according to the decision taken by ALCO Committee and Integral Risk Committee.

The Risk management framework described herein enables a suitable liquidity condition; therefore, Grupo Supervielle considers the economic capital estimation unnecessary to cover such risk, as long as Grupo Supervielle’s solvency should not be affected once the stress tests contingency plan have been implemented.

Below is the concentration of loans and deposits as of December 31, 2022 and 2021

	Loans and other financing
	12/31/2022		12/31/2021
Number of Clients	Balance	% over total portfolio	Balance	% over total portfolio
10 largest customers	21,912,962	8.8%	25,625,797	7.9%
50 following largest customers	39,836,474	16.1%	41,425,451	12.8%
100 following largest customers	30,829,050	12.4%	33,701,260	10.5%
Rest of customers	155,234,764	62.6%	221,673,351	68.8%
TOTAL	247,813,250	100.0%	322,425,859	100.0%

	Deposits
	12/31/2022		12/31/2021
Number of customers	Balance	% over total portfolio	Balance	% over total portfolio
10 largest customers	183,536,099	33.5%	185,592,666	33.0%
50 following largest customers	121,769,699	22.2%	94,391,684	16.8%
100 following largest customers	30,244,413	5.5%	29,423,744	5.2%
Rest of customers	211,966,724	38.7%	252,488,613	44.9%
TOTAL	547,516,935	100.0%	561,896,707	100.0%

Below is an analysis of the assets and liabilities maturities, determined based on the remaining period as of December 31, until the contractual maturity date, based on undiscounted cash flows:

	Less than	From 1 to	From 3 to	From 6 months to	From 1 to	More than
As of 12/31/2022	1 month	3 months	6months	1 years	2 years	2 years	Total
Loans and other financing	134,800,349	39,924,133	39,821,269	43,539,498	57,706,654	163,290,339	479,082,242
To the non-financial public sector	37,701	67,738	—	70,540	143,822	588,234	908,035
To the financial sector	568,717	9,524	19,826	29,434	54,312	—	681,813
To the Non-Financial Private Sector and Foreign residents	134,193,931	39,846,871	39,801,443	43,439,524	57,508,520	162,702,105	477,492,394
TOTAL ASSETS	134,800,349	39,924,133	39,821,269	43,539,498	57,706,654	163,290,339	479,082,242
Deposits	485,569,501	30,307,792	44,596,340	1,242,712	335	—	561,716,680
Non-financial public sector	26,076,337	2,057,362	—	—	—	—	28,133,699
Financial sector	101,430	—	—	—	—	—	101,430
Non-financial private sector and foreign residents	459,391,734	28,250,430	44,596,340	1,242,712	335	—	533,481,551
Liabilities at fair value through profit or loss	2,139,170	—	—	—	—	—	2,139,170
Other financial liabilities	16,813,041	204,269	283,382	475,660	595,656	639,307	19,011,315
Financing received from the Argentine Central Bank and other financial institutions	2,263,340	852,999	697,528	1,213,618	1,201,893	856,451	7,085,829
Unsubordinated debt securities	293,278	829,167	—	—	—	—	1,122,445
TOTAL LIABILITIES	507,078,330	32,194,227	45,577,250	2,931,990	1,797,884	1,495,758	591,075,439